Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	APIC [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income Loss [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2013 at Dec. 31, 2013	$ 1	$ 34,338	$ (12,346)		$ (275)	$ 21,718
Exercise of stock options		$ 38				38
Cashless exercise of options
Cashless exercise of warrants		$ 453				453
Stock based compensation		$ 1,066				1,066
Net loss			(11,789)		(454)	(12,243)
Balance at Dec. 31, 2014	1	$ 35,895	(24,135)		(729)	11,032
March 2015 Investment offering, 1,886,000 shares, net of underwriters discounts		11,400				11,400
Stock issuance costs		$ (302)				(302)
Cashless exercise of options
Vesting of restricted stock, 39,207 shares
Stock based compensation		$ 1,574				1,574
Other comprehensive loss				$ (87)		(87)
Net loss			(20,295)		(827)	(21,122)
Balance at Dec. 31, 2015	$ 1	$ 48,567	$ (44,430)	$ (87)	$ (1,556)	$ 2,495